Capital and reserves, Nature and purpose of reserves (Details)		12 Months Ended
	Feb. 01, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 GBP (£) £ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 GBP (£)	Feb. 03, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Issued share [Abstract]
Aggregate nominal value of ordinary shares issued | £			£ 88,000			£ 97,000	£ 150,000
Expiry period		5 years
Nature and purpose of reserves [Abstract]
Dividends paid | $		$ 0		$ 0	$ 0
Dividends declared | $		$ 0		$ 0	$ 0
Growth Shares [Member]
Issued share [Abstract]
Repurchased and cancelled nominal shares (in shares)				391
Nominal value of repurchased and cancelled shares (in pounds per share) | £ / shares			£ 0.0001
Shares converted (in shares)	1,926,000
Nature and purpose of reserves [Abstract]
Treasury reserve | £			£ 0			£ 0		£ 2,800,000
Ordinary Shares [Member]
Issued share [Abstract]
Shares converted (in shares)	6,250,000
Deferred shares [Member]
Issued share [Abstract]
Shares converted (in shares)	4,324,000
Non-voting ordinary shares [Member]
Issued share [Abstract]
Shares converted (in shares)	16,632,540	2,164,960